                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                   (CLASS B)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class B Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                 Mortality and Expense Risk Premium*.... 1.25%
                 Administrative Expense Charge..........  .15%
                                                         -----
                 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES. 1.40%

       * We are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.91% for account value allocated to the BlackRock Legacy Large Cap Growth Portfolio (Class A), and in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class B).

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                           Minimum Maximum
                                                                           ------- -------
Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)...............................................................  0.59%   1.34%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                             Distribution            Acquired    Total    Contractual   Net Total
                                                and/or               Fund Fees  Annual     Fee Waiver    Annual
                                 Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                    Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
 American Funds Global Growth
   Fund                             0.53%        0.25%        0.02%      --      0.80%          --        0.80%
 American Funds Global Small
   Capitalization Fund              0.70%        0.25%        0.04%      --      0.99%          --        0.99%
 American Funds Growth Fund         0.32%        0.25%        0.02%      --      0.59%          --        0.59%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio
   -- Class B                       0.60%        0.25%        0.05%      --      0.90%          --        0.90%
 BlackRock Large Cap Core
   Portfolio -- Class B             0.59%        0.25%        0.05%    0.01%     0.90%        0.01%       0.89%
 Clarion Global Real Estate
   Portfolio -- Class B             0.61%        0.25%        0.06%      --      0.92%          --        0.92%

                                             Distribution            Acquired    Total    Contractual   Net Total
                                                and/or               Fund Fees  Annual     Fee Waiver    Annual
                                 Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                    Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
-----------------------------------------------------------------------------------------------------------------
 Dreman Small Cap Value
   Portfolio -- Class B             0.78%        0.25%        0.07%    0.07%     1.17%        0.00%       1.17%
 Lazard Mid Cap Portfolio
   -- Class B                       0.69%        0.25%        0.06%      --      1.00%          --        1.00%
 Legg Mason ClearBridge
   Aggressive Growth Portfolio
   -- Class B                       0.62%        0.25%        0.03%      --      0.90%          --        0.90%
 Lord Abbett Bond Debenture
   Portfolio -- Class B             0.50%        0.25%        0.04%      --      0.79%          --        0.79%
 Lord Abbett Mid Cap Value
   Portfolio -- Class B             0.67%        0.25%        0.06%      --      0.98%        0.02%       0.96%
 Met/Franklin Low Duration
   Total Return Portfolio --
   Class B                          0.50%        0.25%        0.09%      --      0.84%        0.03%       0.81%
 Met/Franklin Mutual Shares
   Portfolio -- Class B             0.80%        0.25%        0.07%      --      1.12%        0.00%       1.12%
 Met/Templeton Growth
   Portfolio -- Class B             0.68%        0.25%        0.14%      --      1.07%        0.02%       1.05%
 MFS(R) Emerging Markets Equity
   Portfolio -- Class B             0.92%        0.25%        0.17%      --      1.34%          --        1.34%
 MFS(R) Research International
   Portfolio -- Class B             0.68%        0.25%        0.09%      --      1.02%        0.06%       0.96%
 Morgan Stanley Mid Cap
   Growth Portfolio -- Class B      0.65%        0.25%        0.07%      --      0.97%        0.01%       0.96%
 PIMCO Inflation Protected
   Bond Portfolio -- Class B        0.47%        0.25%        0.04%      --      0.76%          --        0.76%
 PIMCO Total Return Portfolio
   -- Class B                       0.48%        0.25%        0.03%      --      0.76%          --        0.76%
 Pioneer Fund Portfolio --
   Class A                          0.64%          --         0.05%      --      0.69%        0.01%       0.68%
 Pioneer Strategic Income
   Portfolio -- Class A             0.58%          --         0.06%      --      0.64%          --        0.64%
 T. Rowe Price Large Cap Value
   Portfolio -- Class B             0.57%        0.25%        0.02%      --      0.84%          --        0.84%
 Van Kampen Comstock
   Portfolio -- Class B             0.58%        0.25%        0.03%      --      0.86%        0.01%       0.85%
METROPOLITAN SERIES FUND
 BlackRock Bond Income
   Portfolio -- Class B             0.34%        0.25%        0.03%      --      0.62%        0.01%       0.61%
 BlackRock Legacy Large Cap
   Growth Portfolio -- Class A      0.71%          --         0.02%      --      0.73%        0.01%       0.72%
 BlackRock Money Market
   Portfolio -- Class B             0.33%        0.25%        0.02%      --      0.60%        0.01%       0.59%
 Davis Venture Value Portfolio
   -- Class E                       0.70%        0.15%        0.03%      --      0.88%        0.05%       0.83%
 Jennison Growth Portfolio --
   Class B                          0.62%        0.25%        0.02%      --      0.89%        0.07%       0.82%
 Loomis Sayles Small Cap
   Growth Portfolio -- Class B      0.90%        0.25%        0.06%      --      1.21%        0.08%       1.13%
 Met/Dimensional International
   Small Company Portfolio --
   Class B                          0.81%        0.25%        0.21%      --      1.27%        0.01%       1.26%

                                              Distribution            Acquired    Total    Contractual   Net Total
                                                 and/or               Fund Fees  Annual     Fee Waiver    Annual
                                  Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                     Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Portfolio --
   Class B                           0.54%        0.25%        0.05%      --      0.84%          --        0.84%
 MFS(R) Value Portfolio --
   Class B                           0.70%        0.25%        0.03%      --      0.98%        0.13%       0.85%
 Oppenheimer Global Equity
   Portfolio -- Class B              0.52%        0.25%        0.10%      --      0.87%          --        0.87%
MET INVESTORS SERIES TRUST --
  CLASS B
 Met/Franklin Templeton
   Founding Strategy Portfolio       0.05%        0.25%        0.01%    0.83%     1.14%        0.01%       1.13%
 MetLife Aggressive Strategy
   Portfolio                         0.09%        0.25%        0.01%    0.75%     1.10%        0.00%       1.10%
 MetLife Balanced Strategy
   Portfolio                         0.05%        0.25%        0.01%    0.67%     0.98%          --        0.98%
 MetLife Defensive Strategy
   Portfolio                         0.06%        0.25%        0.01%    0.58%     0.90%          --        0.90%
 MetLife Growth Strategy
   Portfolio                         0.06%        0.25%          --     0.76%     1.07%          --        1.07%
 MetLife Moderate Strategy
   Portfolio                         0.06%        0.25%          --     0.62%     0.93%          --        0.93%
 SSgA Growth and Income ETF
   Portfolio                         0.31%        0.25%        0.01%    0.21%     0.78%          --        0.78%
 SSgA Growth ETF Portfolio           0.32%        0.25%        0.03%    0.24%     0.84%          --        0.84%

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain investment portfolios have agreed to waive fees and/or pay expenses of the investment portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that investment portfolio, but the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The investment portfolios provided the information on their expenses, and we have not independently verified the information.

Certain investment portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the investment portfolio invests in other underlying portfolios, the investment portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the investment portfolio prospectus for more information.

INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, LOWA, 50306-0366, (800) 343-8496.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

 American Funds Global Growth Fund
 American Funds Global Small Capitalization Fund
 American Funds Growth Fund

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS A AS NOTED))

 BlackRock High Yield Portfolio
 BlackRock Large Cap Core Portfolio
 Clarion Global Real Estate Portfolio
 Dreman Small Cap Value Portfolio
 Lazard Mid Cap Portfolio
 Legg Mason ClearBridge Aggressive Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Mid Cap Value Portfolio
 Met/Franklin Low Duration Total Return Portfolio
 Met/Franklin Mutual Shares Portfolio
 Met/Franklin Templeton Founding Strategy Portfolio
 Met/Templeton Growth Portfolio
 MetLife Aggressive Strategy Portfolio
 MetLife Balanced Strategy Portfolio
 MetLife Defensive Strategy Portfolio
 MetLife Growth Strategy Portfolio
 MetLife Moderate Strategy Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 PIMCO Inflation Protected Bond Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio (Class A)
 Pioneer Strategic Income Portfolio (Class A)
 SSgA Growth and Income ETF Portfolio
 SSgA Growth ETF Portfolio
 T. Rowe Price Large Cap Value Portfolio
 Van Kampen Comstock Portfolio

METROPOLITAN SERIES FUND (CLASS B (OR CLASS A OR CLASS E AS NOTED))

 BlackRock Bond Income Portfolio
 BlackRock Legacy Large Cap Growth Portfolio (Class A)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio (Class E)
 Jennison Growth Portfolio
 Loomis Sayles Small Cap Growth Portfolio
 Met/Dimensional International Small Company Portfolio
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio
 Oppenheimer Global Equity Portfolio

MARKET TIMING

The following paragraphs in this section have been modified:

The investment portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, the investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual Owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the investment portfolio.

In addition, Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the investment portfolio generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from Owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Owner). You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAMS

The following paragraph is added to this section:

If you make an additional purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the additional purchase payment directly to the same destination investment portfolios you selected under the dollar cost averaging program. Any purchase payments received after the program has ended will be allocated as described in "Purchase--Allocation of Purchase Payments."

EXPENSES

WITHDRAWAL CHARGE

The following sentence has been added to this section:

For participants of 403(b) arrangements, 401(a), 401(k) and 457 plans, if you make a transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.

OTHER INFORMATION

FIRST METLIFE INVESTORS

DISTRIBUTOR

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of First MetLife Investors Insurance Company will be sent to you without charge.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002); (b) Met Investors Series Trust:
T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed effective as of May 1,
2003); and for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004); (c) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (Class 2) (closed effective May 1, 2003); (d) Metropolitan Series Fund (Class
B): Baillie Gifford International Stock Portfolio (Class B), (formerly Artio Baer International Stock Portfolio (Class B)) (closed effective December 19,
2003); T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004); (e) Putnam Variable Trust:
Putnam VT Equity Income Fund (Class IB) (closed effective April 28, 2008).

Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (Class 2) (closed effective May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (Class B) (closed effective May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class B) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with T. Rowe Price Large Cap Portfolio (Class B) of the Metropolitan Series

Fund, Inc.; and Mutual Shares Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class
B) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds: for contracts issued prior to May 1, 2002, AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) and for contracts issued on or after May 1, 2002, AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class B) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class B) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. (closed effective May 1, 2003) was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2007, the AIM V.I. Capital Appreciation Fund (Series
I) (closed effective May 1, 2002) was replaced with the Met/ AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust. Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid-Cap Value Portfolio (Class B) (approximately 65%).

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class
B) of the Metropolitan Series Fund, Inc. (closed effective April 28, 2008) merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust (closed effective April 30, 2007) merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed effective May 1, 2006) of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 2) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio of the Met Investors Series Trust.

Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

                               INVESTMENT OBJECTIVE                                   INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
 American Funds Global Growth  Seeks long-term growth of capital.                     Capital Research and
   Fund                                                                               Management Company
 American Funds Global Small   Seeks long-term growth of capital.                     Capital Research and
   Capitalization Fund                                                                Management Company
 American Funds Growth Fund    Seeks growth of capital.                               Capital Research and
                                                                                      Management Company
MET INVESTORS SERIES TRUST
 BlackRock High Yield          Seeks to maximize total return, consistent with        MetLife Advisers, LLC
   Portfolio -- Class B        income generation and prudent investment               Subadviser: BlackRock
                               management.                                            Financial Management, Inc.
 BlackRock Large Cap Core      Seeks long-term capital growth.                        MetLife Advisers, LLC
   Portfolio -- Class B                                                               Subadviser: BlackRock
                                                                                      Advisors, LLC
 Clarion Global Real Estate    Seeks total return through investment in real estate   MetLife Advisers, LLC
   Portfolio -- Class B        securities, emphasizing both capital appreciation and  Subadviser: CBRE Clarion
                               current income.                                        Securities LLC (formerly ING
                                                                                      Clarion Real Estate Securities
                                                                                      LLC)
 Dreman Small Cap Value        Seeks capital appreciation.                            MetLife Advisers, LLC
   Portfolio -- Class B                                                               Subadviser: Dreman Value
                                                                                      Management, LLC
 Lazard Mid Cap Portfolio --   Seeks long-term growth of capital.                     MetLife Advisers, LLC
   Class B                                                                            Subadviser: Lazard Asset
                                                                                      Management LLC
 Legg Mason ClearBridge        Seeks capital appreciation.                            MetLife Advisers, LLC
   Aggressive Growth                                                                  Subadviser: ClearBridge
   Portfolio -- Class B                                                               Advisors, LLC
 Lord Abbett Bond Debenture    Seeks high current income and the opportunity for      MetLife Advisers, LLC
   Portfolio -- Class B        capital appreciation to produce a high total return.   Subadviser: Lord, Abbett & Co.
                                                                                      LLC
 Lord Abbett Mid Cap Value     Seeks capital appreciation through investments,        MetLife Advisers, LLC
   Portfolio -- Class B        primarily in equity securities, which are believed to  Subadviser: Lord, Abbett & Co.
                               be undervalued in the marketplace.                     LLC
 Met/Franklin Low Duration     Seeks a high level of current income, while seeking    MetLife Advisers, LLC
   Total Return Portfolio --   preservation of shareholders' capital.                 Subadviser: Franklin Advisers,
   Class B                                                                            Inc.
 Met/Franklin Mutual Shares    Seeks capital appreciation, which may occasionally     MetLife Advisers, LLC
   Portfolio -- Class B        be short-term. The Portfolio's secondary investment    Subadviser: Franklin Mutual
                               objective is income.                                   Advisers, LLC
 Met/Templeton Growth          Seeks long-term capital growth.                        MetLife Advisers, LLC
   Portfolio -- Class B                                                               Subadviser: Templeton Global
                                                                                      Advisors Limited

                                   INVESTMENT OBJECTIVE                                  INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------------
 MFS(R) Emerging Markets           Seeks capital appreciation.                           MetLife Advisers, LLC
   Equity Portfolio -- Class B                                                           Subadviser: Massachusetts
                                                                                         Financial Services Company
 MFS(R) Research International     Seeks capital appreciation.                           MetLife Advisers, LLC
   Portfolio -- Class B                                                                  Subadviser: Massachusetts
                                                                                         Financial Services Company
 Morgan Stanley Mid Cap            Seeks capital appreciation.                           MetLife Advisers, LLC
   Growth Portfolio -- Class B                                                           Subadviser: Morgan Stanley
                                                                                         Investment Management Inc.
 PIMCO Inflation Protected         Seeks maximum real return, consistent with            MetLife Advisers, LLC
   Bond Portfolio -- Class B       preservation of capital and prudent investment        Subadviser: Pacific Investment
                                   management.                                           Management Company LLC
 PIMCO Total Return Portfolio      Seeks maximum total return, consistent with the       MetLife Advisers, LLC
   -- Class B                      preservation of capital and prudent investment        Subadviser: Pacific Investment
                                   management.                                           Management Company LLC
 Pioneer Fund Portfolio --         Seeks reasonable income and capital growth.           MetLife Advisers, LLC
   Class A                                                                               Subadviser: Pioneer Investment
                                                                                         Management, Inc.
 Pioneer Strategic Income          Seeks a high level of current income.                 MetLife Advisers, LLC
   Portfolio -- Class A                                                                  Subadviser: Pioneer Investment
                                                                                         Management, Inc.
 T. Rowe Price Large Cap Value     Seeks long-term capital appreciation by investing in  MetLife Advisers, LLC
   Portfolio -- Class B            common stocks believed to be undervalued. Income      Subadviser: T. Rowe Price
                                   is a secondary objective.                             Associates, Inc.
 Van Kampen Comstock               Seeks capital growth and income.                      MetLife Advisers, LLC
   Portfolio -- Class B                                                                  Subadviser: Invesco Advisers,
                                                                                         Inc.
METROPOLITAN SERIES FUND
 BlackRock Bond Income             Seeks a competitive total return primarily from       MetLife Advisers, LLC
   Portfolio -- Class B            investing in fixed-income securities.                 Subadviser: BlackRock
                                                                                         Advisors, LLC
 BlackRock Legacy Large Cap        Seeks long-term growth of capital.                    MetLife Advisers, LLC
   Growth Portfolio -- Class A                                                           Subadviser: BlackRock
                                                                                         Advisors, LLC
 BlackRock Money Market            Seeks a high level of current income consistent with  MetLife Advisers, LLC
   Portfolio -- Class B            preservation of capital.                              Subadviser: BlackRock
                                                                                         Advisors, LLC
 Davis Venture Value Portfolio     Seeks growth of capital.                              MetLife Advisers, LLC
   -- Class E                                                                            Subadviser: Davis Selected
                                                                                         Advisers, L.P.
 Jennison Growth Portfolio         Seeks long-term growth of capital.                    MetLife Advisers, LLC
   -- Class B                                                                            Subadviser: Jennison Associates
                                                                                         LLC
 Loomis Sayles Small Cap           Seeks long-term capital growth.                       MetLife Advisers, LLC
   Growth Portfolio -- Class B                                                           Subadviser: Loomis, Sayles &
                                                                                         Company, L.P.
 Met/Dimensional International     Seeks long-term capital appreciation.                 MetLife Advisers, LLC
   Small Company Portfolio --                                                            Subadviser: Dimensional Fund
   Class B                                                                               Advisors LP
 MFS(R) Total Return Portfolio --  Seeks a favorable total return through investment in  MetLife Advisers, LLC
   Class B                         a diversified portfolio.                              Subadviser: Massachusetts
                                                                                         Financial Services Company
 MFS(R) Value Portfolio --         Seeks capital appreciation.                           MetLife Advisers, LLC
   Class B                                                                               Subadviser: Massachusetts
                                                                                         Financial Services Company

                                INVESTMENT OBJECTIVE                                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Equity      Seeks capital appreciation.                              MetLife Advisers, LLC
   Portfolio -- Class B                                                                  Subadviser:
                                                                                         OppenheimerFunds, Inc.
MET INVESTORS SERIES TRUST --
  CLASS B
 Met/Franklin Templeton         Primarily seeks capital appreciation and secondarily     MetLife Advisers, LLC
   Founding Strategy Portfolio  seeks income.
 MetLife Aggressive Strategy    Seeks growth of capital.                                 MetLife Advisers, LLC
   Portfolio
 MetLife Balanced Strategy      Seeks to provide a balance between a high level of       MetLife Advisers, LLC
   Portfolio                    current income and growth of capital with a greater
                                emphasis on growth of capital.
 MetLife Defensive Strategy     Seeks to provide a high level of current income with     MetLife Advisers, LLC
   Portfolio                    growth of capital, a secondary objective.
 MetLife Growth Strategy        Seeks to provide growth of capital.                      MetLife Advisers, LLC
   Portfolio
 MetLife Moderate Strategy      Seeks to provide a high total return in the form of      MetLife Advisers, LLC
   Portfolio                    income and growth of capital, with a greater
                                emphasis on income.
 SSgA Growth and Income ETF     Seeks growth of capital and income.                      MetLife Advisers, LLC
   Portfolio                                                                             Subadviser: SSgA Funds
                                                                                         Management, Inc.
 SSgA Growth ETF Portfolio      Seeks growth of capital.                                 MetLife Advisers, LLC
                                                                                         Subadviser: SSgA Funds
                                                                                         Management, Inc.